UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

Value Line Mid Cap Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/19 is included with this Form.

Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (92.2%)
	CONSUMER DISCRETIONARY (1.7%)
	APPAREL (0.9%)
22,100	Columbia Sportswear Co.	$2,302,378
	RETAIL (0.8%)
12,200	Advance Auto Parts, Inc.	2,080,466
		4,382,844
	CONSUMER STAPLES (7.2%)
	FOOD (4.4%)
36,800	J&J Snack Foods Corp.	5,845,312
33,500	McCormick & Co., Inc. (1)	5,046,105
		10,891,417
	HOUSEHOLD PRODUCTS (2.8%)
99,000	Church & Dwight Co., Inc.	7,051,770
		17,943,187
	FINANCIALS (6.2%)
	INSURANCE (6.2%)
67,800	American Financial Group, Inc.	6,523,038
167,700	Arch Capital Group, Ltd. *	5,420,064
41,000	Berkley (W.R.) Corp.	3,473,520
		15,416,622
		15,416,622
	HEALTHCARE (13.6%)
	ELECTRONICS (4.6%)
16,000	Mettler-Toledo International, Inc. *	11,568,000

	HEALTH CARE SERVICES (2.3%)
17,500	Chemed Corp.	5,601,225

	HEALTHCARE PRODUCTS (6.7%)
8,224	Becton Dickinson & Co.	2,053,780
18,160	Covetrus, Inc. *(1)	578,396
26,700	Danaher Corp.	3,524,934
45,400	Henry Schein, Inc. *(1)	2,728,994
35,000	IDEXX Laboratories, Inc. *	7,826,000
		16,712,104
		33,881,329
	INDUSTRIALS (34.8%)
	AEROSPACE & DEFENSE (13.2%)
104,983	HEICO Corp.	9,959,737
44,300	Teledyne Technologies, Inc. *	10,499,543
27,400	TransDigm Group, Inc. *	12,439,326
		32,898,606
	BUILDING MATERIALS (4.9%)
46,200	Lennox International, Inc.	12,215,280
	COMMERCIAL SERVICES (4.5%)
12,500	Cintas Corp.	2,526,375
206,700	Rollins, Inc. (1)	8,602,854
		11,129,229
	ELECTRICAL EQUIPMENT (1.8%)
54,950	AMETEK, Inc.	4,559,202
	ENVIRONMENTAL CONTROL (3.3%)
92,950	Waste Connections, Inc.	8,234,440
	HAND & MACHINE TOOLS (0.6%)
9,200	Snap-on, Inc. (1)	1,439,984
	HOUSEWARES (2.6%)
94,300	Toro Co. (The)	6,491,612
	MACHINERY DIVERSIFIED (2.9%)
21,400	Roper Technologies, Inc.	7,318,158
	MISCELLANEOUS MANUFACTURERS (1.0%)
20,500	Carlisle Companies, Inc.	2,513,710
		86,800,221
	INFORMATION TECHNOLOGY (23.4%)
	COMMERCIAL SERVICES (3.2%)
53,200	Gartner, Inc. *	8,069,376
	COMPUTERS (1.8%)
65,600	CGI, Inc. *	4,510,656
	ELECTRONICS (2.3%)
62,100	Amphenol Corp. Class A	5,864,724
	SOFTWARE (16.1%)
65,500	ANSYS, Inc. *	11,967,505
3,300	Fair Isaac Corp. *	896,379
86,800	Fiserv, Inc. *(1)	7,662,704
37,800	Jack Henry & Associates, Inc.	5,244,372
93,700	Open Text Corp.	3,600,891
20,600	Tyler Technologies, Inc. *	4,210,640
19,700	Ultimate Software Group, Inc. (The) *	6,503,561
		40,086,052
		58,530,808
	MATERIALS (5.3%)
	COMMERCIAL SERVICES (1.6%)
23,000	Ecolab, Inc.	4,060,420
	PACKAGING & CONTAINERS (3.7%)
160,800	Ball Corp.	9,303,888
		13,364,308
	TOTAL COMMON STOCKS (Cost $137,012,018) (92.2%)	230,319,319

1

March 31, 2019

Shares		Value
SHORT-TERM INVESTMENT (7.7%)
	MONEY MARKET FUND (7.7%)
19,144,597	State Street Institutional Liquid Reserves Fund	$19,144,597
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,147,177) (7.7%)	19,144,597
	TOTAL INVESTMENT SECURITIES (99.9%) (Cost $156,159,195)	$249,463,916
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		258,541
NET ASSETS (2) (100%)		$249,722,457

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2019, the market value of the securities on loan was $21,981,708.
(2)	For federal income tax purposes, the aggregate cost was $156,159,195, aggregate gross unrealized appreciation was $93,621,021, aggregate gross unrealized depreciation was $316,300 and the net unrealized appreciation was $93,304,721.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$230,319,319	$—	$—	$230,319,319
Short-Term Investment	19,144,597	—	—	19,144,597
Total Investments in Securities	$249,463,916	$—	$—	$249,463,916

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2019